Information For the Pension Plan With Respect To Accumulated Benefit Obligation and Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Asset [Line Items]
Projected benefit obligation	$ 3,896	$ 3,246
Accumulated benefit obligation	3,847	3,246
Fair value of plan assets	$ 4,485	$ 3,947